UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10501______

_______BlackRock Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.1%
			Alabama—2.5%
A2	$ 5,845		Huntsville Hlth. Care Auth. RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$ 6,173,547

			California—9.6%
A	1,750		Agua Caliente Band of Cahuilla Indians RB, 5.60%, 7/01/13	No Opt. Call	1,805,072
AAA	5,425		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004 GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,702,518
NR	1,235		Lincoln ST, Cmny. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,305,877
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,248,900
			Poll. Ctrl. Sld. Wst. Mgmt. RB,
BBB	6,000		Ser. A, 5.125%, 7/01/31	03/06 @ 100	6,226,560
BBB	6,500		Ser. C, 5.125%, 11/01/23	11/15 @ 101	6,685,640

					23,974,567

			Colorado—4.2%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. RB, Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,369,250
Baa2	5,010		Park Creek Met. Dist. Sr. Ltd. Ppty. Tax RB, 5.25%, 12/01/20	12/15 @ 101	5,178,486

					10,547,736

			Connecticut—1.6%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe Spec. RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,892,838

			Florida—11.1%
NR	670		Baywinds Cmnty. Dev. Dist., Ser. B, 4.90%, 5/01/12	No Opt. Call	670,000
Baa2	1,585	[4]	Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	N/A	1,525,658
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,039,340
			Live Oak Cmnty. Dev. Dist. SA,
NR	1,860		No. 1, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,851,407
NR5	90		No. 2, Ser. B, 5.30%, 5/01/08	No Opt. Call	89,891
BB+	4,515		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,040,726
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	1,579,465
NR	3,920		Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	3,988,482
NR	840		Sumter Landing Cmnty. Dev. Dist. SA, 6.25%, 5/01/13	No Opt. Call	841,672
NR5	5,410		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,552,229
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,100,734
NR	1,450		Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	1,500,895

					27,780,499

			Illinois—24.4%
NR	1,825	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,830,274
			Chicago O’Hare Intl. Arpt. RB,
AAA	5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,251,400
AAA	8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,382,800
AAA	5,000		Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,359,600
A2	12,500	[4]	Dev. Fin. Auth. Adventist Hlth. Sys. RB, Sunbelt Oblig. Proj., 5.50%, 11/15/09	N/A	13,319,250
BBB	5,980		Edl. Facs. Auth. Student Hsg. Edl. Adv. Fund RB, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,400,095
Baa2	2,750		Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,867,810
A	5,000		Hlth. Facs. Auth. RB, Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,219,550
AAA	13,375	[4]	Kane & Du Page Cntys. Sch. Dist. GO, Ser. B, Zero Coupon, 1/01/12, FSA	N/A	7,009,855
			Sports Facs. Auth. RB,
AAA	1,885		Zero coupon, 6/15/19, AMBAC	06/15 @ 101	1,649,922
AAA	1,985		Zero coupon, 6/15/20, AMBAC	06/15 @ 101	1,736,954
AAA	2,090		Zero coupon, 6/15/21, AMBAC	06/15 @ 101	1,828,311

					60,855,821

			Indiana—10.4%
AA	13,970		Hlth. Fac. Fin. Auth. RB, Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	14,937,842
BBB	2,500		Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,579,350
BBB+	4,000		Petersburg PCRB, Pwr. & Lt. Conv. Proj., 5.75%, 8/01/21	08/11 @ 102	4,232,360
NR	4,350		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,288,143

					26,037,695

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Louisiana—1.5%
AAA	$ 3,445		Pub. Facs. Auth. Dept. of Pub. Safety RB, 5.875%, 6/15/14, MBIA	06/10 @ 100	$ 3,650,977

			Maryland—2.1%
NR	5,170		Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,234,780

			Michigan—3.0%
A1	5,450		Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,778,853
A	700		Pontiac Tax Increment Fin. Auth. Dev. Area 2 RB, 5.625%, 6/01/22, ACA	06/12 @ 101	740,656
A	1,000		Pontiac Tax Increment Fin. Auth. Dev. Area 3 RB, 5.375%, 6/01/17, ACA	06/12 @ 101	1,047,360

					7,566,869

			Mississippi—4.3%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp. PCRB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,702,710

			Multi-State—10.3%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52 161239AF5	10/14 @ 100	15,707,720
			Munimae TE Bond Subsidiary LLC,
Baa1	6,000	[3]	Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,078,000
Baa3	4,000	[3]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	3,999,960

					25,785,680

			Nevada—2.6%
BBB+	5,000		Dept. of Bus. & Ind. RB, Republic Svc. Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,380,050
NR	1,100		Las Vegas Spec. Imp. Dist. 809 RB, Summerlin Area Proj., 5.35%, 6/01/17	06/06 @ 103	1,111,242

					6,491,292

			New Hampshire—3.9%
AAA	7,000		Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,585,410
A+	2,025		Hlth. & Ed. Facs. Auth. RB, Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,212,940

					9,798,350

			New Jersey—12.5%
			Econ. Dev. Auth.,
BBB	8,500		RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,869,070
B	4,065		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	4,073,089
B	6,750		RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	6,825,330
Baa3	8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,902,910
NR	2,500		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,432,050

					31,102,449

			New York—7.9%
A+	7,500		City of New York GO, 5.00%, 9/01/18	09/15 @ 100	7,866,825
B-	3,460		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt., 7.625%, 8/01/25	08/16 @ 101	3,802,125
AA-	7,500		Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	No Opt. Call	8,091,975

					19,760,925

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs. PCRB, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,210,240

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	516,105

			Oklahoma—1.2%
B-	2,700		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,956,743

			Pennsylvania—7.3%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,108,340
			Philadelphia Auth. for Ind. Dev. RB,
AAA	5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,340,250
AAA	5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,330,150
			West Cornwall Twnshp. Mun. Auth. Coll. RB, Elizabethtown Coll. Proj.,
BBB+	2,500	[4]	5.90%, 12/15/18	N/A	2,675,200
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,859,933

					18,313,873

			South Carolina—3.4%
BBB+	5,000		Jobs Econ. Dev. Auth. Hosp. Fac. RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,366,300
NR	3,023		Lancaster Cnty. RB, Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,000,358

					8,366,658

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Tennessee—2.5%
AAA	$12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	$ 6,121,080

			Texas—11.2%
BBB	2,000		Alliance Arpt. Auth. RB, FedEx Corp. Proj., 6.375%, 4/01/21	05/06 @ 102	2,058,520
			Birdville Indpt. Sch. Dist. GO,
AAA	1,615		Zero Coupon, 2/15/18	No Opt. Call	942,772
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	1,008,704
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,388,074
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,255,275
BBB	10,010		Brazos River Auth. PCRB, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,651,541
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt. RB,
AAA	5,000		Ser. A, 5.875%, 11/01/17, FGIC	11/11 @ 100	5,376,100
AAA	5,000		Ser. A, 5.875%, 11/01/18, FGIC	11/11 @ 100	5,368,400

					28,049,386

			Trust Territories—1.6%
A	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,936,520

			Washington—4.7%
			Energy Northwest Wind Proj. RB,
A-	5,000	[4]	Ser. A, 6.00%, 1/01/07	N/A	5,228,700
A-	6,175	[4]	Ser. B, 5.875%, 1/01/07	N/A	6,451,887

					11,680,587

			Wisconsin—6.4%
			Hlth. & Edl. Facs. Auth. RB,
AA-	5,000		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,175,550
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	10,872,200

					16,047,750

			Total Long-Term Investments (cost $360,382,042)		379,555,677

	Shares
	(000)

			MONEY MARKET FUND—0.6%
NR	1,600		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,600,000)	N/A	1,600,000

			Total Investments—152.7% (cost $361,982,0426)		$ 381,155,677
			Other assets in excess of liabilities—2.4%		6,052,767
			Preferred shares at redemption value, including dividends payable—(55.1)%		(137,618,093)

			Net Assets Applicable to Common Shareholders—100%		$ 249,590,351

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 14.2% of its net assets, with a current market value of $35,445,312, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Cost for Federal income tax purposes is $361,895,763. The net unrealized appreciation on a tax basis is $19,259,914, consisting of $19,615,504 gross unrealized appreciation and $355,590 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assesment
GO	—	General Obligation	ST	—	Special Tax
			TA	—	Tax Allocation	ax allocation>

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal 2018 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006